Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 637,291		$ 629,871	$ 272,976
Restricted cash	336		335	165,517
Accounts and other receivables, net	223,959		387,239	475,988
Inventories	354,339		478,314	460,756
Prepaid expenses and other current assets	342,960		179,377	324,324
Assets held for sale, net	1,901,376			100,000
TOTAL CURRENT ASSETS	3,460,261		1,675,136	1,799,561
Property and equipment, net	8,159,832		10,467,841	8,548,592
Operating lease assets	14,524,463	[1]
Goodwill	10,498,631		11,280,465	12,647,806
Intangible assets, net	4,479,905		5,123,159	5,896,732
Investments	373,198		800,000	800,000
Deposits and other assets	350,725		446,639	490,328
TOTAL ASSETS	41,847,015		29,793,240	30,183,019
Current liabilities:
Accounts payable and accrued expenses	7,431,723		7,386,506	5,797,252
Current maturities of long-term debt and notes payable	6,682,365		3,740,101	5,741,911
Current maturities of convertible notes payable			3,000,000	3,000,000
Current operating lease liabilities	3,240,833	[1]
Due to related parties			185,726	191,850
Liabilities held for sale, net	1,645,253
TOTAL CURRENT LIABILITIES	19,000,174		14,312,333	14,731,013
Long-term debt			3,000,000
Convertible notes payable, net of unamortized premium				212,256
Redeemable preferred stock	700,999		674,912	640,129
Deferred rent			2,297,199	2,156,378
Long-term operating lease liabilities	15,909,551	[1]
Deferred revenue	983,488		1,174,506	175,000
Deferred tax liabilities	119,915		76,765	779,359
TOTAL LIABILITIES	36,714,127		21,535,715	18,694,135
Commitments and contingencies
Common stock subject to repurchase obligation; 0 and 56,290 shares issued and outstanding, respectively
Equity:
Preferred stock, value
Common stock, value	1,005		373	305
Additional paid in capital	71,222,012		64,756,903	60,750,330
Accumulated other comprehensive loss	(391,869)		(202,115)	(934,901)
Accumulated deficit	(66,183,302)		(57,124,673)	(49,109,303)
Total Chanticleer Holdings, Inc, Stockholders' Equity	4,647,846		7,430,488	10,706,431
Non-Controlling Interests	485,042		827,037	782,453
TOTAL EQUITY	5,132,888		8,257,525	11,488,884
TOTAL LIABILITIES AND EQUITY	$ 41,847,015		$ 29,793,240	$ 30,183,019

[1]	Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019